Schedule Short-term Related Party Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Senior Secured Convertible Debenture - related party	$ 47
Debt Discount-related party	(27)
Senior Secured Convertible Debenture - related party, net	$ 20